UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22180

Meyers Capital Investments Trust

(Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Date of fiscal year end: May 31

Date of reporting period: August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Meyers Aggressive Growth Fund
	Schedule of Investments
	August 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 97.76%

Agricultural Services - 2.35%
3,500	Calavo Growers, Inc. *	$ 61,530

Computer Storage Devices - 2.76%
8,000	Lasercard Corp. *	72,240

Electronic Components, NEC - 1.43%
11,150	Microvision, Inc. *	37,464

General Industrial Machinery & Equipment - 2.43%
5,000	Rino International Corp. *	63,750

Gold & Silver Ores - 0.17%
2,000	Northgate Minerals Corp. *	4,480

In Vitro & In Vivo Diagnostic Substances - 1.17%
1,000	Myriad Genetics, Inc.	30,570

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 5.14%
25,000	Hecla Mining Co. *	74,500
2,500	Teck Cominico Ltd. *	60,150
		134,650
Miscellaneous Electrical Machinery, Equipment & Supplies - 0.77%
5,000	Advanced Battery Technologies, Inc. *	20,150

Miscellaneous Food Preparations & Kindred Products - 5.42%
4,700	American Italian Pasta Co. Class-A *	142,222

Mortgage Bankers & Loan Correspondents - 0.47%
1,200	Ocwen Financial Corp. *	12,420

Motor Vehicles & Passenger Cars - 2.69%
2,100	Oshkosh Corp. *	70,560

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 2.51%
200	National Presto Industries, Inc. *	16,754
4,000	Smith & Wesson Holding Corp. *	21,520
2,000	Sturm Ruger & Co., Inc.	27,620
		65,894
Orthopedic, Prosthetic & Surgical Appliances & Supply - 4.80%
8,000	Synovis Life Technologies, Inc. *	125,840

Pharmaceutical Preparations - 3.02%
325	Myriad Pharmaceuticals, Inc. *	1,463
3,000	Valeant Pharmaceuticals International *	77,670
		79,133
Photographic Equipment & Supply - 3.16%
8,800	Imax Corp. *	82,720

Power, Distribution & Specialty Transformers - 3.27%
3,425	Jinpan International Ltd.	85,796

Retail-Apparel & Accessory Stores - 2.52%
1,500	Joseph A Banks Clothiers, Inc. *	66,015

Semiconductors & Related Devices - 6.09%
3,000	NVE Corp. *	159,600

Services-Business Services, NEC - 1.52%
2,500	Transcend Services, Inc. *	39,750

Services-Computer Integrated Services - 19.97%
6,935	Ebix, Inc. *	342,312
3,000	NCI, Inc. *	88,050
2,000	Netscout Systems, Inc. *	22,920
2,000	Open Text Corp. (Canada) *	70,340
		523,622
Services-Computer Processing & Data Preparation - 2.01%
5,000	Incredimail Ltd.	52,800

Services-Consumer Credit Reporting & Collection Agencies - 0.00%
2	Altisource Portfolio Solutions SA *	33

Services-Prepackaged Software - 9.30%
2,500	Ariba, Inc. *	28,650
25,001	Clicksoftware Technologies Ltd. (Israel) *	156,506
13,159	Descartes Systems Group, Inc. *	58,689
		243,845
Steel Works, Blast Furnace Rolling Mills (Coke Ovens) - 0.95%
3,000	Titan International, Inc.	24,930

Switchgear & Switchboard Apparatus - 2.89%
2,000	Powell Industries, Inc. *	75,640

Telephone Communications (No Radiotelephones) - 6.07%
17,000	Multiband Corp. *	31,450
5,100	Nuetral Tandem, Inc. *	127,551
		159,001
Unsupported Plastics Film & Sheets - 1.46%
1,000	AEP Industries, Inc. *	38,310

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 3.42%
2,000	World Fuel Services Corp.	89,880

TOTAL FOR COMMON STOCKS (Cost $2,259,407) - 97.76%		$ 2,562,845

SHORT TERM INVESTMENTS - 3.87%
101,558	Huntington Money Market Fund IV 0.01% ** (Cost $101,558)	101,558

TOTAL INVESTMENTS (Cost $2,360,965) - 101.63%		$ 2,664,403

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.63%)		(42,792)

NET ASSETS - 100.00%		$ 2,621,611

ADS - American Depository Shares
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Meyers Aggressive Growth Fund
1. SECURITY TRANSACTIONS

At August 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,360,965 amounted to $303,438, which consisted of aggregate gross unrealized appreciation of $431,572 and aggregate gross unrealized depreciation of $128,134.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability. Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of August 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 2,664,403	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,664,403	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments,such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date October 29, 2009